YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS BASIC MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to report the performance for Dreyfus BASIC Money Market Fund, Inc. for the 12-month period ended February 28, 1999. For the period, your fund produced an annualized yield of 5.08% and, after taking into account the effect of compounding, an annualized effective yield of 5.20%.*

ECONOMIC REVIEW

  The American economy in the period ended February 28, 1999 had several persistent themes. These included weakness in the world economy, strength in the U.S., pervasive disinflation and action by central banks to lower interest rates in many parts of the world.

  Weakness in the world economy started in Asia with economic and financial stresses throughout most of that continent. While China was able to generate economic expansion by government spending, economic declines occurred in most of the rest of Asia. The most severe phase occurred when Asian currencies dropped and short-term interest rates rose. Tentative signs of a bottoming of the crises in Asia had emerged by the end of your fund's fiscal year. However, Latin America had begun to weaken in the aftermath of Brazilian economic weakness.

  Europe was full of optimism about the benefits of currency unification into the Euro as of year-end 1998. The reality was that economic growth in Europe began 1998 at a modest pace and showed signs of stagnation by year-end. Even so, the new European central bank postponed any reduction in interest rates in early 1999, probably because of a desire to build anti-inflationary credibility.

  The U.S. economy over the last year grew at an impressively high rate despite the economic weakness overseas. A major reason for this was that the negative effects of foreign economic weakness on the traditional industrial sector were offset by positive effects elsewhere in the economy. Low inflation and low interest rates stimulated the housing and consumer sectors, while the technology sector continued to expand.

  The Federal Reserve Board eased monetary policy three times beginning on September 30, 1998, lowering the Federal Funds rate from 5.50% to 4.75%. This was not because of any shortfall in U.S. economic growth. Rather, it was a response to the financial stresses that started with the Russian default in the summer of 1998 and culminated in the liquidity crisis of an overleveraged hedge fund in the September/October period. Despite widespread fears, the U.S. economy never did slow. Long-term interest rates declined into early October, when fears of financial crisis, deflation and possible economic recession were at their greatest. However, long-term rates then drifted higher as the financial stresses eased and the feared economic slowdown did not materialize.

THE MARKET ENVIRONMENT/PORTFOLIO FOCUS

  The economic forces described above drove down interest rates in late summer and early fall. Later in the year, there was a modest increase in rates. One of its effects was to change the yield curve back to a more normal pattern in which longer term yields exceed those of shorter term instruments.

  A flight to safety by global investors was the force that most affected the U.S. money market. More recently, as the domestic economy continued to demonstrate exceptional strength in spite of turmoil abroad, rates edged higher. One factor affecting the U.S. interest rates has been the rise in interest rates in Japan. This has brought about some repatriation of investment funds to that country. In addition, the introduction of the Euro currency at the start of the new year, which was initially well received, put some downward pressure on the U.S. dollar and, conversely, upward pressure on yields.

  Generally, the main influences now on short-term rates seem to be underlying economic factors rather than the fear that gripped many investors last fall.

  With the domestic economy continuing to expand without visible inflationary pressures, the Federal Reserve appears to be in a wait-and-see mode, with no immediate plans for major policy changes. As long as this scenario continues, the money market should remain stable.

  Therefore, in an attempt to maximize yields, we will continue to maintain an average portfolio maturity longer than the industry average.

  As always, we will maintain a close watch on market developments in case some adjustments are required in our investment strategies.

                Very truly yours,


                [Patricia A. Larkin signature]


                Patricia A. Larkin

                Senior Portfolio Manager

March 18, 1999

New York, N.Y.


* Annualized effective yield is based upon dividends declared daily and reinvested monthly. There is no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Yield fluctuates.



DREYFUS BASIC MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                    FEBRUARY 28, 1999

                                                                                                  Principal

Negotiable Bank Certificates of Deposit--22.6%                                                     Amount            Value
-------------------------------------------------------                                        ______________    ______________
Abbey National Treasury Service (Yankee)

   5.20%, 12/9/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     15,000,000  $     15,000,000

ABN-AMRO Bank N.V.

   5.01%, 11/17/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        49,986,201

Bank Austria AG

   5.13%, 2/18/2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,000,000        39,985,047

Bayerische Landesbank

   5.75%, 5/6/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,997,221

Credit Agricole Indosuez S.A. (Yankee)

   4.87%-5.80%, 5/21/1999-5/26/1999 (a)  . . . . . . . . . . . . . . . . . . . . . . . . .         45,000,000        44,992,340

Credit Suisse

   5%, 3/17/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,001,135

Deutsche Bank AG (Yankee)

   5.14%-5.73%, 3/9/1999-2/22/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . .         75,000,000        74,985,559

Istituto Bancario San Paolo DiTorino (Yankee)

   5.75%, 7/20/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,994,454

Societe Generale (Yankee)

   5.76%-5.84%, 4/6/1999-5/28/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . .         80,000,000        79,990,582

SwedBank (Yankee)

   5.73%-5.79%, 3/26/1999-6/14/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . .         55,000,000        54,997,684
                                                                                                                _______________

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

   (cost $414,930,223) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      $   414,930,223
                                                                                                                _______________

Commerical Paper--36.7%
-------------------------------------------------------

Associated Corp. of North America

   4.80%, 3/1/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     50,000,000  $     50,000,000

BankAmerica Corp.

   5.10%, 5/13/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,748,049

Canadian Imperial Holdings Inc.

   5.04%, 6/28/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        49,187,660

Chrysler Financial Co. LLC

   4.96%-5.01%, 4/13/1999-4/16/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . .         82,000,000        81,504,019

Den Danske Corp. Inc.

   4.95%, 8/25/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,406,313

Den Norske Bank ASA

   4.89%-4.91%, 7/7/1999-7/14/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . .         70,000,000        68,765,066

Equilon Enterprises LLC

   5.16%, 3/25/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,915,167

Fina Oil & Chemical Co.

   4.98%, 4/12/1999 (b,c)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000         9,942,600

Finova Capital Corp.

   5.39%, 3/19/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000        19,947,000

DREYFUS BASIC MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        FEBRUARY 28, 1999

                                                                                                  Principal
Commercial Paper (continued)
                                                                                                   Amount            Value
-------------------------------------------------------                                        ______________    ______________

General Electric Capital Corp.

   5.23%, 3/19/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     15,000,000  $     14,961,450

General Electric Capital Services Inc.

   5%-5.05%, 4/21/1999-5/12/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,000,000        34,698,275

Goldman Sachs Group L.P.

   5.01%, 5/28/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000         9,880,222

Hertz Corp.

   4.91%-5.07%, 5/14/1999-6/18/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . .         80,000,000        78,954,289

Lehman Brothers Holdings, Inc.

   5.40%, 8/5/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        48,853,028

Morgan (J.P.) & Co.

   4.91%, 4/21/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        49,660,708

Spintab AB

   5.08%-5.09%, 6/22/1999-6/30/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        49,195,653

Swedbank Inc.

   5.09%, 4/13/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,000,000        34,792,644

                                                                                                                _______________

TOTAL COMMERCIAL PAPER

   (cost $674,412,143) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      $   674,412,143
                                                                                                                _______________

Corporate Notes--19.9%
-------------------------------------------------------

Bankers Trust N.Y. Co.

   4.87%, 4/9/1999 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     30,000,000  $     29,998,762

Bear Stearns Companies Inc.

   4.85%-5.02%, 4/16/1999-2/22/2000 (a)  . . . . . . . . . . . . . . . . . . . . . . . . .         46,000,000        46,011,209

CIT Group Holdings, Inc.

   4.88%-4.97%, 9/29/1999-11/2/1999 (a)  . . . . . . . . . . . . . . . . . . . . . . . . .         70,000,000        69,986,018

Heller Financial Inc.

   5%, 9/8/1999 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,000,000        35,000,000

Istituto Bancario San Paolo DiTorino

   4.88%, 4/19/1999 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        49,997,079

Merrill Lynch & Co. Inc.

   4.87%, 4/19/1999 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,000,000

PNC Bank N.A.

   4.86%, 6/11/1999 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         80,000,000        79,984,351

Paine Webber Group Inc.

   4.95%, 4/22/1999 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000        10,000,000

Salomon Smith Barney Holdings Inc.

   4.86%, 4/19/1999 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,000,000        40,000,000
                                                                                                                _______________

TOTAL CORPORATE NOTES

   (cost $365,977,419) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      $   365,977,419
                                                                                                                _______________

DREYFUS BASIC MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        FEBRUARY 28, 1999

                                                                                                  Principal

Promissory Notes--3.8%                                                                             Amount            Value
-------------------------------------------------------                                        ______________    ______________
Goldman Sachs Group L.P.

  5.06%-5.11%, 7/29/1999-11/9/1999 (b,c)

   (cost $70,000,000)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     70,000,000  $     70,000,000
                                                                                                                _______________

Short-Term Bank Notes--10.7%
-------------------------------------------------------

Abbey National PLC

   5.80%, 6/11/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $       5,000,000  $       4,998,930

Bank of America NT & SA

   5.13%, 3/29/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000        20,000,000

BankBoston N.A.

   5.64%, 4/16/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,999,459

Key Bank N.A.

   4.92%-5.17%, 10/15/1999-3/24/2000 (a) . . . . . . . . . . . . . . . . . . . . . . . . .         86,000,000        86,007,140

LaSalle National Bank

   5.23%, 3/17/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,000,000        35,000,000

South Trust N.A.

   4.86%, 7/6/1999 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,994,905
                                                                                                                _______________

TOTAL SHORT-TERM BANK NOTES

   (cost $196,000,434) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      $   196,000,434
                                                                                                                _______________


Time Deposits--4.8%
-------------------------------------------------------

Berliner Handels und Frankforter Bank (Grand Cayman)

   4.85%, 3/1/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     50,000,000  $     50,000,000

Republic National Bank of New York (London)

   4.81%, 3/1/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         38,384,000        38,384,000

                                                                                                                _______________

TOTAL TIME DEPOSITS

   (cost $88,384,000)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     $     88,384,000

                                                                                                                _______________


TOTAL INVESTMENTS (cost $1,809,704,219). . . . . . . . . . . . . . . . . . . . .     98.5%                       $1,809,704,219
                                                                                   _______                      _______________

CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . .      1.5%                     $     27,959,938
                                                                                   _______                      _______________

NET ASSETS     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    100.0%                       $1,837,664,157
                                                                                   _______                      _______________


Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)  Variable interest rate-subject to periodic change.

(b) These notes were acquired for investment, not with the intent to distribute or sell.

(c) Securities restricted as to public resale. These securities were acquired from 11/5/98-2/12/99 at a cost of $9,878,367 for Fina Oil & Chemical Co.
     and $70,000,000 for Goldman Sachs Group L.P. At February 28,1999, the aggregate value of these securities is $79,942,600 representing approximately 4.35% of net assets and are valued at amortized cost.


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                         FEBRUARY 28, 1999

                                                                                                   Cost             Value
                                                                                              _______________  _______________
ASSETS:                          Investments in securities--See Statement of Investments . .  $1,809,704,219     $1,809,704,219

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                           10,345,290

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                           18,485,148

                                                                                                                _______________

                                                                                                                  1,838,534,657

                                                                                                                _______________


LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              439,664

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                              430,836

                                                                                                                _______________

                                                                                                                        870,500

                                                                                                                _______________


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $1,837,664,157

                                                                                                                _______________



REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                       $1,837,774,031

                                 Accumulated undistributed investment income--net  . . . .                              466,281

                                 Accumulated net realized gain (loss) on investments . . .                             (576,155)
                                                                                                                _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $1,837,664,157
                                                                                                                _______________


SHARES OUTSTANDING

(3 billion shares of $.001 par value Common Stock authorized). . . . . . . . . . . . . . .                        1,837,774,031

NET ASSET VALUE, offering and redemption price per share . . . . . . . . . . . . . . . . .                                $1.00
                                                                                                                         ______



                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                          YEAR ENDED FEBRUARY 28, 1999

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . .                                $99,114,363

EXPENSES:                        Management fee--Note 2(a) . . . . . . . . . . . .          $ 8,958,381

                                 Shareholder servicing costs--Note 2(b)  . . . . .            1,055,882

                                 Registration fees . . . . . . . . . . . . . . . .              133,381

                                 Custodian fees  . . . . . . . . . . . . . . . . .              128,192

                                 Professional fees . . . . . . . . . . . . . . . .               48,123

                                 Prospectus and shareholders' reports  . . . . . .               35,099

                                 Directors' fees and expenses--Note 2(c) . . . . .               24,869

                                 Miscellaneous . . . . . . . . . . . . . . . . . .               20,315
                                                                                            ___________

                                           Total Expenses  . . . . . . . . . . . .           10,404,242


                                 Less--reduction in management fee due to
                                    undertaking--Note 2(a) . . . . . . . . . . . .           (2,340,179)
                                                                                            ___________


                                           Net Expenses  . . . . . . . . . . . . .                                  8,064,063
                                                                                                                 ____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                 91,050,300

NET REALIZED GAIN (LOSS) ON INVESTMENTS--Note 1(b) . . . . . . . . . . . . . . . .                                    (10,215)
                                                                                                                 ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . .                                $91,040,085
                                                                                                                 ____________

                                                                                                                 ____________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS


                                                                                           Year Ended           Year Ended

                                                                                       February 28, 1999    February 28, 1998
                                                                                      __________________   __________________
OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $    91,050,300      $    93,230,366

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . .                 (10,215)             (74,821)
                                                                                      __________________   __________________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . .              91,040,085           93,155,545
                                                                                      __________________   __________________


DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (90,832,870)         (92,981,515)
                                                                                      __________________   __________________


CAPITAL STOCK TRANSACTIONS ($1.00 per share):

  Net proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . . . .           1,895,302,928        2,048,718,827

  Dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              85,757,851           87,421,489

  Cost of shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . .          (1,868,574,753)      (2,205,335,475)
                                                                                      __________________   __________________

       Increase (Decrease) in Net Assets from Capital Stock Transactions . . . .             112,486,026          (69,195,159)
                                                                                      __________________   __________________

         Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . .             112,693,241          (69,021,129)


NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,724,970,916        1,793,992,045
                                                                                      __________________   __________________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $1,837,664,157       $1,724,970,916
                                                                                      __________________   __________________

Undistributed investment income--net . . . . . . . . . . . . . . . . . . . . . .      $          466,281  $           248,851
                                                                                      __________________   __________________






                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                  Fiscal Year Ended February,
                                                                 ___________________________________________________________

PER SHARE DATA:                                                 1999          1998          1997          1996            1995
                                                              ______         ______        ______        ______          ______
   Net asset value, beginning of period  . . . . . . . .     $  1.00        $  1.00       $  1.00       $  1.00         $  1.00
                                                              ______         ______        ______        ______          ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . .        .051           .053          .051          .058            .046
                                                              ______         ______        ______        ______          ______

   Distributions:

   Dividends from investment income--net . . . . . . . .       (.051)         (.053)        (.051)        (.058)          (.046)
                                                              ______         ______        ______        ______          ______

   Net asset value, end of period  . . . . . . . . . . .     $  1.00        $  1.00       $  1.00       $  1.00         $  1.00
                                                              ______         ______        ______        ______          ______

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . .        5.19%          5.38%         5.19%         5.97%           4.73%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . .              45%           .45%          .45%          .31%            .18%

   Ratio of net investment income
     to average net assets . . . . . . . . . . . . . . .        5.08%          5.28%         5.08%         5.82%           4.70%

   Decrease reflected in above expense ratios
     due to undertakings by the Manager  . . . . . . . .         .13%           .24%          .23%          .31%            .46%

   Net Assets, end of period (000's Omitted)   . . . .    $1,837,664     $1,724,971    $1,793,992    $2,098,292      $1,623,242


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus BASIC Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The Fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N. A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.

  It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments.

  (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the Fund received net earnings credits of $20,740 during the period ended February 28, 1999 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

  On March 1, 1999, the Fund declared a cash dividend of approximately $.0003 per share from undistributed investment income-net which includes investment income-net for Saturday, February 27, 1999 and Sunday, February 28, 1999.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

  The Fund has an unused capital loss carryover of approximately $576,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to February 28, 1999. If not applied, $90,000 of the carryover expires in fiscal 2002, $126,000 expires in fiscal 2003, $57,000 expires in fiscal 2004, $209,000 expires in fiscal 2005, $84,000 expires in fiscal 2006 and $10,000 expires in fiscal 2007.

  At February 28, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS BASIC MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Manager has undertaken, until such time as it gives shareholders at least 90 days' notice to the contrary, to reduce the management fee paid by the Fund, to the extent that the Fund's aggregate annual expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed an annual rate of .45 of 1% of the value of the Fund' s average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $2,340,179 during the period ended February 28, 1999.

  (B) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 28, 1999, the Fund was charged $550,109 pursuant to the Shareholder Services Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended February 28, 1999, the Fund was charged $299,201 pursuant to the transfer agency agreement.

  (C) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $1,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.


DREYFUS BASIC MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF DIRECTORS

DREYFUS BASIC MONEY MARKET FUND, INC.

  We have audited the accompanying statement of assets and liabilities of Dreyfus BASIC Money Market Fund, Inc., including the statement of investments, as of February 28, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus BASIC Money Market Fund, Inc. at February 28, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.





New York, New York

March 30, 1999


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                                   [reg.tm logo]

                                   (reg.tm)

DREYFUS    BASIC

MONEY MARKET FUND, INC.

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940










Printed in U.S.A.                                              123AR992

BASIC

Money Market

Fund, Inc.

Annual Report

February 28, 1999